Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayments to suppliers	$ 312,807	$ 1,252,094
Loans receivables (a)	516,031	254,668
Prepayments to technical provider		618,479
VAT deductibles	1,495
Investment receivables from the investors		2,000,000
Others	74,374	263,945
Prepaid expenses and other current assets from discontinued operations (Note 15)		(1,314,523)
Total	$ 904,707	$ 3,074,663